Amounts receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Amounts receivable [Text Block]

4) Amounts receivable

	December 31,	December 31,
	2022	2021
Trade receivables (note 21(b))	$18,285	$22,144
Current taxes recoverable - Brazil	2,156	1,154
Current taxes recoverable - Other	506	358
Other receivables	28	28
Total	$20,975	$23,684